Business Segment Information	3 Months Ended
Mar. 31, 2012
Business Segment Information
10. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information, based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at March 31, 2012 and December 31, 2011 and for the three months ended March 31, 2012 and March 31, 2011 is as follows:

a)  The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Ireland*	$28,995	$29,353
Rest of Europe	86,044	81,077
U.S.	107,747	92,564
Rest of the World	29,547	26,303

Total	$252,333	$229,297
* All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Clinical research	$232,905	$212,844
Central laboratory	19,428	16,453

Total	$252,333	$229,297

c)  The distribution of income from operations by geographical area was as follows:

	Three months ended
	March 31,	March 31,	March 31,
	2012	2012	2012
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$(6,296)	$-	$(6,296)
Rest of Europe	9,721	-	9,721
U.S.	6,557	-	6,557
Rest of the World	1,750	-	1,750

Total	$11,732	$-	$11,732

	Three months ended
	March 31,	March 31,	March 31,
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$2,589	(85)	$2,504
Rest of Europe	5,473	(1,803)	3,670
U.S.	6,291	(3,114)	3,177
Rest of the World	1,618	-	1,618

Total	$15,971	(5,002)	$10,969

d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	March 31,	March 31,	March 31,
	2012	2012	2012
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Clinical research	$10,099	$-	$10,099
Central laboratory	1,633	-	1,633

Total	$11,732	$-	$11,732

	Three months ended
	March 31,	March 31,	March 31,
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Clinical research	$18,677	$(3,457)	$15,220
Central laboratory	(2,706)	(1,545)	(4,251)

Total	$15,971	$(5,002)	$10,969

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Ireland	$112,418	$109,953
Rest of Europe	16,452	16,419
U.S.	32,322	33,086
Rest of the World	8,875	9,003

Total	$170,067	$168,461

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Clinical research	$152,057	$150,169
Central laboratory	18,010	18,292

Total	$170,067	$168,461

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Ireland	$4,495	$2,946
Rest of Europe	1,980	1,582
U.S.	3,402	3,343
Rest of the World	925	1,102

Total	$10,802	$8,973

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Clinical research	$9,894	$7,735
Central laboratory	908	1,238

Total	$10,802	$8,973

i) The distribution of total assets by geographical area was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Ireland	$408,757	$414,510
Rest of Europe	232,619	216,313
U.S.	436,508	363,527
Rest of the World	47,622	41,117

Total	$1,125,506	$1,035,467

 j) The distribution of total assets by business segment was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Clinical research	$1,070,024	$980,283
Central laboratory	55,482	55,184

Total	$1,125,506	$1,035,467